Nature of Operations and Significant Accounting Policies - Cumulative effect adjustment on consolidated statements of financial position (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Assets
Other investments	$ 4,881.1	$ 4,118.8	$ 3,261.3
Reinsurance recoverable and deposit receivable	23,371.9	24,424.7	21,442.3
Premiums due and other receivables	4,153.4	4,076.9	3,846.4
Deferred acquisition costs	3,921.1	3,926.5	3,939.2	$ 3,822.3
Market risk benefit asset	212.3	153.4	109.2
Other assets	546.2	530.7	727.0
Total assets	265,588.9	259,770.1	241,602.9
Liabilities
Contractholder funds	41,567.7	41,362.9	42,317.3
Future policy benefits and claims	43,084.2	42,488.0	38,279.4
Market risk benefit liability	69.3	111.9	181.4
Other policyholder funds	881.2	909.5	867.0
Deferred income taxes	1,650.9	1,541.0	1,296.9
Total liabilities	257,199.4	251,646.5	233,932.5
Stockholder's equity
Retained earnings	5,247.3	4,922.0	5,907.7
Accumulated other comprehensive loss	(3,170.5)	(3,128.7)	(4,574.7)
Total stockholder's equity	8,381.0	8,115.8	7,666.6
Total liabilities and stockholder's equity	$ 265,588.9	$ 259,770.1	$ 241,602.9
Effects of implementation of accounting change | ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts
Assets
Reinsurance recoverable and deposit receivable				187.7
Premiums due and other receivables				(24.4)
Deferred acquisition costs				450.9
Market risk benefit asset				18.9
Other assets				19.3
Total assets				652.4
Liabilities
Contractholder funds				(344.5)
Future policy benefits and claims				5,620.3
Market risk benefit liability				610.2
Other policyholder funds				48.8
Deferred income taxes				(1,109.4)
Total liabilities				4,825.4
Stockholder's equity
Retained earnings				(120.9)
Accumulated other comprehensive loss				(4,052.1)
Total stockholder's equity				(4,173.0)
Total liabilities and stockholder's equity				$ 652.4